HEDGING TRANSACTIONS AND DERIVATIVE FINANCIAL INSTRUMENTS - Amounts Related to Derivatives Designated as Net Investment Hedges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Derivatives Designated and Not Designated as Hedges
Gains (losses) on net investment hedges arising during the year	$ 844	$ (382)	$ 741
Net Investment Hedges
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative, Notional Amount	13,280	12,587
Gains (losses) on net investment hedges arising during the year	844	(382)	741
Foreign currency contracts | Net Investment Hedges
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative, Notional Amount	59	150
Gains (losses) on net investment hedges arising during the year	19	(6)	(10)
Foreign currency denominated debt | Net Investment Hedges
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative, Notional Amount	13,221	12,437
Gains (losses) on net investment hedges arising during the year	$ 825	$ (376)	$ 751